Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Research and development expenses	$ 34	$ 31	$ 50	$ 73	$ 129		$ 81
Sales and marketing	47	1	49	12	16		5
General and administrative expenses	261	513	1,128	1,592	2,017		632
Operating loss	(342)	(545)	(1,227)	(1,677)	(2,162)		(718)
Reverse merger cost							(2,457)
Change in fair value of convertible loans and warrant liability	(712)	(119)	(451)	1,004	910
Financial income (expenses), net	(402)	(19)	(409)	(65)	(52)		(6)
Loss before income tax benefit	(1,456)	(683)	(2,087)	(738)
Income tax benefit
Net loss	(1,456)	(683)	(2,087)	(738)	(1,304)		(3,181)
Non-controlling interests							2
Net Loss attributable to AppYea Inc.	$ (1,456)	$ (683)	$ (2,087)	$ (738)	$ (1,304)		$ (3,179)
Loss per Common Share
Basic					$ (0.005)		$ (0.026)
Diluted					$ (0.005)		$ (0.026)
Weighted Average number of Common Shares Outstanding basic	242,243,536,000	220,730,798,000	234,943,286,000	219,350,536,000	219,588,562	[1]	118,852,344	[1]
Weighted Average number of Common Shares Outstanding diluted	242,243,536,000	220,730,798,000	234,943,286,000	219,350,536,000	219,588,562	[1]	118,852,344	[1]

[1]	The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split, see Note 1 and Note 9.